FINANCING AND LOANS - Reconciliation from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Financing and loans obtained	R$ 1,024,168	R$ 930,017	R$ 2,544,200
Payment of loans and financing - principal	(6,374,321)	(5,493,574)	(4,377,984)
Payment of shareholders remuneration	(64,499)	(381,436)	(5,790)
RGR resources to be distributed		800,654	1,007,112
Others	(149,148)	173,317	127
Net cash from (used in) financing activities	(5,014,754)	R$ (1,941,381)	R$ 2,294,875
Total amount	(5,563,800)
Financing and Loans
FINANCING AND LOANS
Financing and loans obtained	1,024,168
Payment of loans and financing - principal	(6,374,321)
Net cash from (used in) financing activities	(5,350,153)
Total amount	(5,350,153)
Dividends/Interest on equity
FINANCING AND LOANS
Payment of shareholders remuneration	(64,499)
Net cash from (used in) financing activities	(64,499)
Total amount	(64,499)
Other Liabilities
FINANCING AND LOANS
Others	(149,148)
Net cash from (used in) financing activities	(149,148)
Total amount	R$ (149,148)